Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000198447 | Amazon.com8089711
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198447 | Apple8089738
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198447 | Meta Platforms8089989
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198447 | Eli Lilly8089873
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198447 | Microsoft8089996
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198447 | Exxon Mobil8089897
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198447 | Adobe8089697
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198447 | Salesforce8090103
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198447 | UnitedHealth Group8090157
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198447 | Visa8090176
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198447 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198447 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198447 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198447 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198447 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000198447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000198448 | Microsoft8090221
Holdings [Line Items]
Percent of Total Investments	5.60%
C000198448 | Amazon.com8089940
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198448 | Apple8089955
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198448 | NVIDIA8090252
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198448 | QUALCOMM8090288
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198448 | Meta Platforms8090214
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198448 | Accenture PLC8089922
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198448 | International Business Machines8090158
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198448 | Alphabet8089934
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198448 | Alphabet8089937
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198448 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198448 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198448 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000198448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000198448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%